PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	2017
	Cost					Depreciation
Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	Rate %	Accumulated at at the end of the year	Net book value
Pipelines	3,646,711	-	-	275,806	3,922,517	1,606,593	-	91,452	2.2	1,698,045	2,224,472
Compressor plants	1,564,820	1,418	11,274	289,319	1,844,283	993,793	8,988	99,716	3.3 to 25	1,084,521	759,762
Other plants	2,868	-	-	-	2,868	651	-	97	3.3	748	2,120
Stations of regulation and/ormeasurement of pressure	136,288	-	-	5,594	141,882	93,207	-	5,432	4.0	98,639	43,243
Other technical installations	28,861	-	-	2,686	31,547	21,944	-	987	6.7	22,931	8,616
Subtotal assets related to natural gas transportation service	5,379,548	1,418	11,274	573,405	5,943,097	2,716,188	8,988	197,684		2,904,884	3,038,213
Assets related to natural gas upstream service	972,061	-	-	143,034	1,115,095	140,574	-	88,124	3.3 to 25	228,698	886,397
Assets related to liquids production and commercialization service	782,595	-	-	104,059	886,654	582,934	-	17,290	3.3	600,224	286,430
Lands	10,922	4	-	-	10,926	-	-	-	-	-	10,926
Buildings and constructions	206,842	-	-	22,734	229,576	106,479	-	4,597	2.0	111,076	118,500
Fittings and features in building	34,398	-	-	265	34,663	7,028	-	1,452	4.0	8,480	26,183
Machinery, equipment and tools	55,004	51,268	-	929	107,201	40,715	-	4,837	6.7 to 10	45,552	61,649
Computers and Telecommunication systems	470,349	-	-	49,345	519,694	364,652	-	31,047	6.7 to 20	395,699	123,995
Vehicles	44,900	30,577	1,972	-	73,505	28,949	1,972	6,883	20	33,860	39,645
Furniture	14,857	-	-	143	15,000	12,973	-	231	10	13,204	1,796
Capitalization of foreign exchange loss	177,272	-	-	-	177,272	113,795	-	6,275	4	120,070	57,202
Materials	482,546	312,381	5,528	(166,840)	622,559	-	-	-	-	-	622,559
Line pack	13,872	-	-	-	13,872	1,618	-	-	-	1,618	12,254
Works in progress	804,083	1,117,603	-	(727,074)	1,194,612	-	-	-	-	-	1,194,612
Total	9,449,249	1,513,251	18,774	-	10,943,726	4,115,905	10,960	358,420		4,463,365	6,480,361

	2016
	Cost					Depreciation
Cuenta principal	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	Rate %	Accumulated at at the end of the year	Net book value
Pipelines	3,644,917	-	-	1,794	3,646,711	1,520,415	-	86,178	2.2	1,606,593	2,040,118
Compressor plants	1,512,294	306	-	52,220	1,564,820	910,354	-	83,439	3.3 to 25	993,793	571,027
Other plants	2,868	-	-	-	2,868	554	-	97	3.3	651	2,217
Stations of regulation and/or measurement of pressure	129,228	-	-	7,060	136,288	87,972	-	5,235	4.0	93,207	43,081
Other technical installations	28,368	-	-	493	28,861	20,978	-	966	6.7	21,944	6,917
Subtotal assets related to natural gas transportation service	5,317,675	306	-	61,567	5,379,548	2,540,273	-	175,915		2,716,188	2,663,360
Assets related to natural gas upstream service	206,576	750,389	-	15,096	972,061	119,046	-	21,528	3.3 to 25	140,574	831,487
Assets related to liquids production and commercialization service	756,700	-	-	25,895	782,595	570,286	-	12,648	3.3	582,934	199,661
Lands	6,279	4,935	292	-	10,922	-	-	-	-	-	10,922
Buildings and constructions	198,796	-	-	8,046	206,842	102,436	-	4,043	2.0	106,479	100,363
Fittings and features in building	33,897	-	-	501	34,398	5,598	-	1,430	4.0	7,028	27,370
Machinery, equipment and tools	48,655	5,780	-	569	55,004	38,370	-	2,345	6.7 to 10	40,715	14,289
Computers and Telecommunication systems	419,541	660	-	50,148	470,349	308,394	-	56,258	6.7 to 20	364,652	105,697
Vehicles	33,072	12,281	453	-	44,900	24,351	389	4,987	20	28,949	15,951
Furniture	13,485	-	-	1,372	14,857	12,852	-	121	10	12,973	1,884
Capitalization of foreign exchange loss	177,272	-	-	-	177,272	106,272	-	7,523	4	113,795	63,477
Materials	356,008	209,239	6,845	(75,856)	482,546	-	-	-	-	-	482,546
Line pack	13,872	-	-	-	13,872	1,618	-	-	-	1,618	12,254
Works in progress	467,188	424,233	-	(87,338)	804,083	-		-	-	-	804,083
Total 2016	8,049,016	1,407,823	7,590	-	9,449,249	3,829,496	389	286,798		4,115,905	5,333,344

	2015
	Cost					Depreciation
Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	Rate %	Accumulated at at the end of the year	Net book value
Pipelines	3,631,240	-	-	13,677	3,644,917	1,434,424	-	85,991	2.2	1,520,415	2,124,502
Compressor plants	1,436,084	-	-	76,210	1,512,294	834,255	-	76,099	3.3 to 25	910,354	601,940
Other plants	2,868	-	-	-	2,868	456	-	98	3.3	554	2,314
Stations of regulation and/or measurement of pressure	129,228	-	-	-	129,228	82,806	-	5,166	4.0	87,972	41,256
Other technical installations	28,355	-	-	13	28,368	20,002	-	976	6.7	20,978	7,390
Subtotal assets related to natural gas transportation service	5,227,775	-	-	89,900	5,317,675	2,371,943	-	168,330		2,540,273	2,777,402
Assets related to natural gas upstream service	205,773	423	566	946	206,576	111,667	536	7,915	2.2 to 25	119,046	87,530
Assets related to liquids production and commercialization service	695,548	-	313	61,465	756,700	526,427	311	44,170	5.9	570,286	186,414
Lands	6,279	-	-	-	6,279	-	-	-	-	-	6,279
Buildings and constructions	196,204	-	-	2,592	198,796	97,700	-	4,736	2.0	102,436	96,360
Fittings and features in building	33,975	-	242	164	33,897	4,319	142	1,421	4.0	5,598	28,299
Machinery, equipment and tools	46,917	1,130	6	614	48,655	36,400	6	1,976	6.7 to 20	38,370	10,285
Computers and Telecommunication systems	389,779	-	-	29,762	419,541	286,351	-	22,043	6.7 to 20	308,394	111,147
Vehicles	31,064	2,403	395	-	33,072	21,571	395	3,175	10 and 20	24,351	8,721
Furniture	13,147	62	-	276	13,485	12,743	-	109	10	12,852	633
Capitalization of foreign exchange loss	177,272	-	-	-	177,272	98,754	-	7,518	4	106,272	71,000
Materials	286,677	161,986	8,349	(84,306)	356,008	-	-	-	-	-	356,008
Line pack	13,872	-	-	-	13,872	1,618	-	-	-	1,618	12,254
Works in progress	327,282	241,319	-	(101,413)	467,188	-	-	-	-	-	467,188
Total 2015	7,651,564	407,323	9,871	-	8,049,016	3,569,493	1,390	261,393		3,829,496	4,219,520

As of December 31, 2017 and 2016, the assets allocated to the natural gas treatment and compression service include the following amounts in which the Company is the financial lease under the terms of leasing contracts:

	2017	2016
Cost-Capitalized financial leasing	750,389	750,389
Accumulated depreciation	(68,503)	(20,148)
Total	681,886	730,241

The financial leasing agreement expires in September 2026, the date on which the purchase options provided for in the contracts may be exercised.